Capital Structure and Financial Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Capital Structure and Financial Matters
Schedule of changes in the share capital

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2022	24,139,413	24,139
Capital increase at January 4, 2023 (JonesTrading sales agreement)	634,413	634
Capital increase at January 5, 2023 (JonesTrading sales agreement)	94,278	94
Capital increase at January 20, 2023 (JonesTrading sales agreement)	259,407	259
Capital increase at January 24, 2023 (JonesTrading sales agreement)	151,335	151
Capital increase at February 7, 2023 (JonesTrading sales agreement)	96,271	96
Capital increase at February 9, 2023 (JonesTrading sales agreement)	1,003,802	1,004
Capital increase at February 13, 2023 (JonesTrading sales agreement)	42,808	43
Capital increase at March 3, 2023 (JonesTrading sales agreement)	16,280	16
Exercised warrants, May 17, 2023	134,730	135
Exercised warrants, May 24, 2023	51,125	51
Exercised warrants, June 1, 2023	150,000	150
Capital increase at June 5, 2023 (JonesTrading sales agreement)	861,614	862
Exercised warrants, June 30, 2023	4,824	5
Capital increase at July 18, 2023 (JonesTrading sales agreement)	11,348	11
Exercised warrants, September 13, 2023	10,836	11
Capital increase at September 22, 2023 (JonesTrading sales agreement)	54,099	54
Capital increase at September 26, 2023 (JonesTrading sales agreement)	51,750	52
Capital increase at September 27, 2023 (JonesTrading sales agreement)	45,807	46
Share capital, September 30, 2023	27,814,140	27,814

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2019	15,184,152	15,184
Capital increase at September 17, 2020 (issuance of shares for cash)	745,380	745
Capital increase at October 15, 2020 (issuance of shares for cash)	269,136	269
Share capital, December 31, 2020	16,198,668	16,198
Capital increase at February 9, 2021 (for initial public offering)	3,000,000	3,000
Capital increase at November 9, 2021 (for follow-on offering)	3,942,856	3,943
Capital increase November 2021 (exercised warrants)	62,284	63
Share capital, December 31, 2021	23,203,808	23,204
Capital increase April 2022 (exercised warrants)	54,072	54
Capital increase June 2022 (exercised warrants)	92,313	92
Capital increase June 2022 (exercised warrants)	37,665	38
Capital increase at June 7, 2022 (LPC purchase agreement)	428,572	429
Capital increase June 2022 (exercised warrants)	17,264	17
Capital increase August 2022 (exercised warrants)	92,313	92
Capital increase August 2022 (exercised warrants)	41,085	41
Capital increase September 2022 (exercised warrants)	10,836	11
Capital increase at October 13, 2022 (JonesTrading sales agreement)	23,405	23
Capital increase at October 17, 2022 (JonesTrading sales agreement)	26,396	26
Capital increase at October 20, 2022 (JonesTrading sales agreement)	64,601	65
Capital increase at December 5, 2022 (exercised warrants)	42,633	43
Capital increase at December 29, 2022 (JonesTrading sales agreement)	4,450	4
Share capital, December 31, 2022	24,139,413	24,139

	December 31,
	2022	2021

	(USD in thousands)
Authorized, issued and fully paid
24,139,413 (2021: 23,203,808) ordinary shares of DKK 1 each (2021: ordinary shares of DKK 1 each)	$3,886	$3,755
Total share capital	$3,886	$3,755

Schedule of Executive Management's and Board of Director's holding of shares

Number of ordinary shares owned	2022	2021	2020
Per Norlén	—	—	—
Bo Karmark	2,000	—	—
Jesper Nyegaard Nissen	—	—	—
Birgitte Rønø	—	—	—
Erik Deichmann Heegaard	—	—	—
Andreas Holm Mattsson	4,071,961	4,163,832	4,163,832
Niels Iversen Møller	—	4,292,604	4,292,604
Lars Aage Staal Wegner (former)	82,124	182,124	182,124
Executive Management in total	4,156,085	8,638,560	8,638,560

Number of ordinary shares owned	2022	2021	2020
Niels Iversen Møller	4,196,840	—	—
Roberto Prego	310,248	310,248	310,248
Thomas William Wylonis (former)	—	—	485,676
Lars Holtug	—	—	—
Marianne Søgaard	41,652	41,652	41,652
Steven Projan	27,288	27,288	27,288
Board of Directors in total	4,576,028	379,188	864,864